TAX CREDITS	12 Months Ended
Dec. 31, 2018
TAX CREDITS
TAX CREDITS

NOTE 7 — TAX CREDITS

	2018	2017
Current
ICMS (state VAT)	291,027	155,096
Social security financing	95,700	91,229
Financing of social integration program	23,473	20,242
IPI (federal VAT)	44,312	59,982
IVA (value-added tax)	32,967	48,139
Others	39,949	27,741
	527,428	402,429

Non-current
ICMS (state VAT)	27,527	26,135
Social security financing	1,980	360
Financing of social integration program and Others	2,558	4,346
	32,065	30,841
	559,493	433,270

The estimates of realization of non-current tax credits are as follows:

	2018	2017
2019	—	18,017
2020	15,025	7,062
2021	10,846	5,762
2022 on	6,194	—
	32,065	30,841